SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) (Parenthetical) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash in hand	[1]	$ 11,083,033	$ 21,921,476
Cash and cash equivalents		25,159,033	23,915,856
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash in hand		100,200	100,200
Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Demand deposit		8,088,655	18,980,205
Time deposit		14,076,000
Cash [Member]
Cash and Cash Equivalents [Line Items]
Investment accounts		$ 2,894,178	2,841,071
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 1,994,380

[1]	As of June 30, 2025, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $8,088,655 in bank accounts; and 3) Cash in the securities investment accounts and the Coinbase account of $2,894,178.